Net Operating Revenue (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Regulatory charges	R$ 2,659,092	R$ 2,670,262	R$ 1,737,716
National Electric Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Regulatory charges	R$ 2,385,578	2,505,319	1,641,499
National Electric Energy Agency [Member] | Quotas [Member]
IfrsStatementLineItems [Line Items]
Resolutions	Quotas
Regulatory charges	R$ 2,201,372	2,321,875	1,534,490
National Electric Energy Agency [Member] | Covid Account [Member]
IfrsStatementLineItems [Line Items]
Resolutions	Covid Account
Regulatory charges	R$ 183,444	183,444	107,009
National Electric Energy Agency [Member] | Water Shortage [Member]
IfrsStatementLineItems [Line Items]
Resolutions	Water shortage
Regulatory charges	R$ 1,725
National Electric Energy Agency [Member] | Preliminary Injunctions [Member]
IfrsStatementLineItems [Line Items]
Resolutions	Preliminary injunctions
Regulatory charges	R$ 963
National Electric Energy Agency One [Member]
IfrsStatementLineItems [Line Items]
Regulatory charges	R$ 273,514	164,943	96,217
National Electric Energy Agency One [Member] | Covid Account [Member]
IfrsStatementLineItems [Line Items]
Resolutions	Covid Account
Regulatory charges	R$ 164,943	164,943	96,217
National Electric Energy Agency One [Member] | Water Shortage [Member]
IfrsStatementLineItems [Line Items]
Resolutions	Water shortage
Regulatory charges	R$ 43,453
National Electric Energy Agency One [Member] | Distributed Generation [Member]
IfrsStatementLineItems [Line Items]
Resolutions	Distributed Generation
Regulatory charges	R$ 65,118